6. OIL AND GAS PROPERTY INTERESTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Gain on sale of oil and gas property	$ 29,437	$ 44,569